Other Equity Instruments - Additional Information (Detail) € in Millions		12 Months Ended
		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	May 15, 2018 USD ($)
Disclosure of other equity instruments [line items]
Principal amount		€ 136
Non-cumulative subordinated notes [member]
Disclosure of other equity instruments [line items]
Principal amount | $				$ 525,000,000
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Principal amount		€ 500	€ 500
Interest rate		5.207%
Coupon rate		5.625%
Borrowings, interest rate basis		5 year mid swap plus a margin of 5.207%.
EUR 500 million [member] | Aegon N.V [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Interest rate		5.207%
Coupon rate	[1]	5.625%
Borrowings, interest rate basis		5 year mid swap plus a margin of 5.207

[1]	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.